Document and Entity Information	Jan. 20, 2026
Cover [Abstract]
Entity Registrant Name	PUBLIC SERVICE ENTERPRISE GROUP INC
Amendment Flag	true
Entity Central Index Key	0000788784
Document Type	8-K/A
Document Period End Date	Jan. 20, 2026
Entity Incorporation State Country Code	NJ
Entity File Number	001-09120
Entity Tax Identification Number	22-2625848
Entity Address, Address Line One	80 Park Plaza
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	430-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	PEG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 21, 2026, Public Service Enterprise Group Incorporated (“PSEG” or the “Company”) filed a Current Report on Form 8-K (the “Original 8-K Filing”), disclosing the election of Geisha J. Williams to its Board of Directors, effective on March 1, 2026. Committee assignments for Ms. Williams had not been determined at the time of the Original 8-K Filing. This Current Report on Form 8-K/A amends the Original 8-K Filing to report Ms. Williams’s appointment as a member of two committees of the Board of Directors.